Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss per Share
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Year Ended December 31, 2022		For the period from January 28, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$(1,086,757)	$(271,689)	$25,974	$20,764

Denominator:
Basic and diluted weighted average common shares outstanding	15,000,000	3,750,000	4,690,909	3,750,000
Basic and diluted net income (loss) per common share	$(0.07)	$(0.07)	$0.01	$0.01
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Year Ended December 31,
	2022	2021
Numerator:
Net loss for basic and diluted earnings per common share	$(76,356)	$(46,689)
Unpaid cumulative dividends on preferred stock	(38,672)	(36,758)
Net loss allocated to common shareholders	$(115,028)	$(83,447)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	2,126,346	1,959,165
Net loss per common share, basic and diluted(1)	$(54.10)	$(42.59)
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(1)In periods in which the Company reports a net loss, all stock-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on earnings (loss) per share.